Schedule of new and revised standards and interpretations issued and not yet adopted (Details)	12 Months Ended
Dec. 31, 2021
Amendments To I A S 1 [Member]
IfrsStatementLineItems [Line Items]
Description	In January 2020, the IASB issued amendments to paragraphs 69 to 76 of IAS 1, in order to specify the requirements for classifying the liability as current or non-current. The amendments clarify:
Applicable to annual periods starting in or after	Jan. 01, 2023
Amendments To I A S 8 [Member]
IfrsStatementLineItems [Line Items]
Description	The amendments clarify the distinction between changes in accounting estimates and changes in accounting policies and error correction and how entities use measurement techniques and inputs to develop accounting estimates.
Applicable to annual periods starting in or after	Jan. 01, 2023
Amendments To I F R S 10 [Member]
IfrsStatementLineItems [Line Items]
Description	Gains and losses resulting from (i) loss of control of a subsidiary that does not contain a business in a transaction with an associate or joint venture accounted for using the equity method are recognized in the parent's income only in proportion to the interest held by investors not related to that affiliate or joint venture; (ii) remeasurement of investments retained in a former subsidiary at fair value are recognized in the former parent's income in proportion to the interest held by unrelated investors in the new associate or joint venture.
I A S 16 [Member]
IfrsStatementLineItems [Line Items]
Description	The amendments prohibit deducting from the cost of an item of property, plant and equipment any proceeds from the sale of items produced before the asset is available for use, which must be recognized in profit or loss.
Applicable to annual periods starting in or after	Jan. 01, 2022
Amendments To I F R S 3 [Member]
IfrsStatementLineItems [Line Items]
Description	For obligations within the scope of IAS 37, the purchaser applies IAS37 to determine whether there is a present obligation on the acquisition date as a result of past events. For a tax within the scope of IFRIC 21, the purchaser applies IFRIC 21 to determine whether the event that resulted in the obligation to pay the tax occurred by the date of acquisition. The purchaser does not recognize contingent assets acquired in a business combination.
Applicable to annual periods starting in or after	Jan. 01, 2022